Vident U.S. Equity Strategy ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 8.7%
Alphabet, Inc. - Class A	66,503	$11,421,225
Cargurus, Inc. (a)	117,253	3,674,709
Comcast Corporation - Class A	16,071	555,574
Electronic Arts, Inc.	22,220	3,194,792
Meta Platforms, Inc. - Class A	17,814	11,534,387
Netflix, Inc. (a)	7,537	9,098,892
New York Times Company - Class A	62,039	3,543,668
Pinterest, Inc. - Class A (a)	18,726	582,566
T-Mobile US, Inc.	21,392	5,181,142
Yelp, Inc. (a)	84,323	3,218,609
		52,005,564

Consumer Discretionary - 12.7%
Airbnb, Inc. - Class A (a)	6,623	854,367
Amazon.com, Inc. (a)	56,046	11,489,990
Booking Holdings, Inc.	1,479	8,162,497
Chipotle Mexican Grill, Inc. (a)	145,483	7,285,789
Deckers Outdoor Corporation (a)	26,566	2,803,244
Grand Canyon Education, Inc. (a)	16,757	3,315,289
Home Depot, Inc.	31,175	11,481,441
Laureate Education, Inc. (a)	193,216	4,347,360
Marriott International, Inc. - Class A	15,344	4,048,208
McDonald's Corporation	19,380	6,082,413
NVR, Inc. (a)	339	2,412,300
O'Reilly Automotive, Inc. (a)	4,528	6,192,040
TJX Companies, Inc.	61,336	7,783,538
		76,258,476

Consumer Staples - 7.0%
Altria Group, Inc.	36,729	2,226,145
Costco Wholesale Corporation	11,510	11,972,472
Procter & Gamble Company	69,904	11,875,990
Walmart, Inc.	159,081	15,704,476
		41,779,083

Energy - 2.4%
Cactus, Inc. - Class A	24,649	1,010,609
Core Natural Resources, Inc.	39,116	2,710,739
EOG Resources, Inc.	44,606	4,842,873
International Seaways, Inc.	68,774	2,548,077
Texas Pacific Land Corporation	2,833	3,156,047
		14,268,345

Financials - 16.6%
Ameriprise Financial, Inc.	7,018	3,573,846
Bank of America Corporation	115,912	5,115,197
Cboe Global Markets, Inc.	14,131	3,237,695
CVB Financial Corporation	189,674	3,556,388
DigitalBridge Group, Inc.	250,409	2,769,524
Enact Holdings, Inc.	89,668	3,174,247
Equitable Holdings, Inc.	55,902	2,955,539
Fiserv, Inc. (a)	32,100	5,225,559
JPMorgan Chase & Company	45,612	12,041,568
Mastercard, Inc. - Class A	21,327	12,489,091
MGIC Investment Corporation	124,646	3,296,887
Moody's Corporation	11,897	5,702,470
Morningstar, Inc.	9,187	2,833,455
MSCI, Inc.	4,501	2,538,654
Pathward Financial, Inc.	43,457	3,391,819
Progressive Corporation	21,037	5,994,072
SEI Investments Company	8,648	737,328
Sezzle, Inc. (a)	22,368	2,386,889
Tradeweb Markets, Inc. - Class A	25,165	3,635,084
Visa, Inc. - Class A	34,073	12,443,119
Voya Financial, Inc.	41,695	2,773,551
		99,871,982

Health Care - 10.5%
AbbVie, Inc.	58,416	10,871,802
ADMA Biologics, Inc. (a)	139,506	2,767,799
CorVel Corporation (a)	20,879	2,323,206
Doximity, Inc. - Class A (a)	20,000	1,041,800
Eli Lilly & Company	13,522	9,974,774
Exelixis, Inc. (a)	100,326	4,318,031
Gilead Sciences, Inc.	5,251	578,030
Hims & Hers Health, Inc. (a)	28,324	1,602,005
Johnson & Johnson	72,804	11,299,909
Lantheus Holdings, Inc. (a)	44,199	3,339,676
Medpace Holdings, Inc. (a)	2,009	592,454
Merck & Company, Inc.	46,511	3,573,905
ResMed, Inc.	12,964	3,173,458
United Therapeutics Corporation (a)	9,257	2,951,595
Zoetis, Inc.	25,684	4,331,093
		62,739,537

Industrials - 11.5%
AAON, Inc.	22,168	2,134,557
Automatic Data Processing, Inc.	19,090	6,214,368
Carlisle Companies, Inc.	4,339	1,649,601
Caterpillar, Inc.	5,541	1,928,434
Cintas Corporation	20,881	4,729,546
EMCOR Group, Inc.	9,517	4,490,692
Enerpac Tool Group Corporation	65,819	2,822,319
Fastenal Company	79,714	3,295,377
IES Holdings, Inc. (a)	18,524	4,809,942
Illinois Tool Works, Inc.	16,220	3,975,197
MSA Safety, Inc.	9,144	1,490,198
Old Dominion Freight Line, Inc.	16,363	2,620,862
Parker-Hannifin Corporation	6,439	4,280,003
Paychex, Inc.	19,881	3,139,409
TransDigm Group, Inc.	4,534	6,657,862
Uber Technologies, Inc. (a)	77,995	6,564,059
Valmont Industries, Inc.	7,534	2,396,113
Verisk Analytics, Inc.	9,893	3,107,787
Watts Water Technologies, Inc. - Class A	12,094	2,928,199
		69,234,525

Information Technology - 26.3%(b)
A10 Networks, Inc.	128,139	2,211,679
Adobe, Inc. (a)	13,412	5,567,187
Apple, Inc.	60,275	12,106,234
AppLovin Corporation - Class A (a)	6,015	2,363,895
Arista Networks, Inc. (a)	26,613	2,305,750
Autodesk, Inc. (a)	17,246	5,106,886
Badger Meter, Inc.	10,755	2,669,606
Broadcom, Inc.	71,655	17,345,526
Cirrus Logic, Inc. (a)	23,786	2,339,591
Clear Secure, Inc. - Class A	137,926	3,413,669
Commvault Systems, Inc. (a)	21,934	4,017,212
Crowdstrike Holdings, Inc. - Class A (a)	2,446	1,152,971
Docusign, Inc. (a)	26,507	2,348,785
Dolby Laboratories, Inc. - Class A	31,048	2,305,624
Fair Isaac Corporation (a)	2,146	3,704,597
Fortinet, Inc. (a)	52,770	5,370,931
InterDigital, Inc.	17,767	3,860,058
KLA Corporation	2,542	1,923,989
LiveRamp Holdings, Inc. (a)	83,545	2,721,896
Manhattan Associates, Inc. (a)	8,027	1,515,337
Microsoft Corporation	29,511	13,585,684
Monolithic Power Systems, Inc.	2,260	1,495,894
Motorola Solutions, Inc.	13,630	5,661,629
NetApp, Inc.	24,131	2,392,830
NVIDIA Corporation	114,434	15,463,466
Oracle Corporation	87,668	14,511,684
Palantir Technologies, Inc. - Class A (a)	36,324	4,786,777
Photronics, Inc. (a)	138,163	2,308,704
Qualys, Inc. (a)	19,230	2,664,317
Rambus, Inc. (a)	42,935	2,295,734
Salesforce, Inc.	3,111	825,566
ServiceNow, Inc. (a)	3,630	3,670,257
Workday, Inc. - Class A (a)	16,208	4,014,884
		158,028,849

Materials - 1.9%
Alpha Metallurgical Resources, Inc. (a)	6,702	750,892
Ecolab, Inc.	22,593	6,001,153
Sherwin-Williams Company	12,346	4,429,868
		11,181,913

Real Estate - 0.9%
Jones Lang LaSalle, Inc. (a)	5,473	1,218,837
SBA Communications Corporation	13,998	3,245,996
Simon Property Group, Inc.	5,191	846,497
		5,311,330

Utilities - 1.3%
Constellation Energy Corporation	21,423	6,558,651
Vistra Corporation	9,671	1,552,873
		8,111,524
TOTAL COMMON STOCKS (Cost $514,251,953)		598,791,128

TOTAL INVESTMENTS - 99.8% (Cost $514,251,953)		598,791,128
Other Assets in Excess of Liabilities - 0.2%		1,202,166
TOTAL NET ASSETS - 100.0%		$599,993,294
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Vident U.S. Equity Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$598,791,128	$–	$–	$598,791,128
Total Investments	$598,791,128	$–	$–	$598,791,128

Refer to the Schedule of Investments for further disaggregation of investment categories.